KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Group Annuity Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Group Annuity Separate Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2022, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account’s auditor since 1989.
Chicago, Illinois
April 14, 2023
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix
Statement of net assets as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
AllianceBernstein VPS Large Cap Growth Portfolio Class B
Ariel Fund Investor Class
Ariel Appreciation Fund Investor Class
BlackRock Core Bond II Portfolio SC
BlackRock Liquidity TempFund Administration Class
BlackRock Low Duration Bond Portfolio SC
BlackRock IShares S&P 500 Index Fund SC
Davis Value Portfolio
Fidelity VIP Mid Cap Portfolio SC2
Goldman Sachs VIT International Equity Insights Fund
Institutional Shares
Lord Abbett Series Fund Growth Opportunities Portfolio VC Shares
Neuberger Berman Genesis Fund Advisor Class
Putnam VT George Putnam Balanced Fund Class IA Shares
Templeton Global Smaller Companies Fund Class A
T. Rowe Price Science & Technology Fund Advisor Class
Wilshire VIT Global Allocation Fund
LTR2

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
ASSETS
Investments at market value	$959,658	$1,847,140	$1,779,605	$163,921	$219,702	$114,626	$1,764,608	$1,839,269
TOTAL ASSETS	$959,658	$1,847,140	$1,779,605	$163,921	$219,702	$114,626	$1,764,608	$1,839,269
NET ASSETS
Active Contracts	$959,658	$1,847,140	$1,779,605	$163,921	$219,702	$114,626	$1,764,608	$1,839,269
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$959,658	$1,847,140	$1,779,605	$163,921	$219,702	$114,626	$1,764,608	$1,839,269
INVESTMENTS
Cost of investments	$866,143	$1,935,690	$2,142,292	$188,947	$219,602	$125,022	$1,182,316	$2,732,230
Unrealized appreciation (depreciation) on investments	$93,515	$(88,550)	$(362,687)	$(25,026)	$100	$(10,396)	$582,292	$(892,961)
Number of shares in underlying mutual funds	17,954	29,635	47,017	19,918	219,592	12,924	3,923	348,347
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	9,335	12,109	12,143	11,043	197,918	9,001	20,004	60,715
Total Units	9,335	12,109	12,143	11,043	197,918	9,001	20,004	60,715
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$102.80	$152.55	$146.55	$14.85	$1.11	$12.74	$88.21	$30.29
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2022
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$2,220,052	$437,291	$173,173	$1,443,022	$478,731	$245,912	$292,067	$13,070
TOTAL ASSETS	$2,220,052	$437,291	$173,173	$1,443,022	$478,731	$245,912	$292,067	$13,070
NET ASSETS
Active Contracts	$2,220,052	$437,291	$173,173	$1,443,022	$478,731	$245,912	$292,067	$13,070
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$2,220,052	$437,291	$173,173	$1,443,022	$478,731	$245,912	$292,067	$13,070
INVESTMENTS
Cost of investments	$2,383,634	$476,422	$323,937	$1,568,506	$396,076	$277,149	$523,581	$15,818
Unrealized appreciation (depreciation) on investments	$(163,582)	$(39,131)	$(150,764)	$(125,484)	$82,655	$(31,237)	$(231,514)	$(2,748)
Number of shares in underlying mutual funds	71,156	57,088	21,485	27,038	41,234	30,210	11,325	844
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0080	20,402	27,100	3,939	14,376	18,482	6,050	3,505	512
Total Units	20,402	27,100	3,939	14,376	18,482	6,050	3,505	512
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0080	$108.82	$16.14	$43.97	$100.37	$25.90	$40.65	$83.33	$25.55
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2022
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$–	$8,013	$11,765	$3,698	$3,696	$2,819	$26,801	$25,676
Investment Income	–	8,013	11,765	3,698	3,696	2,819	26,801	25,676
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	139,098	147,318	165,359	94	–	1,078	5,946	451,893
Net realized gain (loss) on investments	28,624	114,747	(96,034)	(1,048)	–	(2,693)	177,420	(122,466)
Net change in unrealized appreciation (depreciation) on investments	(567,082)	(742,696)	(380,014)	(31,002)	19	(9,060)	(633,175)	(861,182)
Net gain (loss) on investments	(399,360)	(480,631)	(310,689)	(31,956)	19	(10,675)	(449,809)	(531,755)
EXPENSES
Mortality and expense risk charge (Note 3)	(8,604)	(16,680)	(15,856)	(1,426)	(1,772)	(1,133)	(15,611)	(16,846)
Total Expenses	(8,604)	(16,680)	(15,856)	(1,426)	(1,772)	(1,133)	(15,611)	(16,846)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(407,964)	$(489,298)	$(314,780)	$(29,684)	$1,943	$(8,989)	$(438,619)	$(522,925)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2022
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$6,256	$15,588	$–	$–	$6,112	$1,756	$–	$492
Investment Income	6,256	15,588	–	–	6,112	1,756	–	492
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	159,230	–	26,830	146,944	41,204	5,803	21,811	1,748
Net realized gain (loss) on investments	(8,832)	12,030	(15,953)	(3,231)	46,099	893	12,655	(8)
Net change in unrealized appreciation (depreciation) on investments	(565,701)	(104,394)	(113,198)	(528,772)	(192,004)	(91,197)	(196,693)	(5,086)
Net gain (loss) on investments	(415,303)	(92,364)	(102,321)	(385,059)	(104,701)	(84,501)	(162,227)	(3,346)
EXPENSES
Mortality and expense risk charge (Note 3)	(18,636)	(3,861)	(1,768)	(12,664)	(4,193)	(2,175)	(2,669)	(110)
Total Expenses	(18,636)	(3,861)	(1,768)	(12,664)	(4,193)	(2,175)	(2,669)	(110)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(427,683)	$(80,637)	$(104,089)	$(397,723)	$(102,782)	$(84,920)	$(164,896)	$(2,964)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL FUND INVESTOR CLASS	ARIEL APPRECIATION FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$–	$8,013	$11,765	$3,698	$3,696	$2,819	$26,801	$25,676
Capital gain distribution	139,098	147,318	165,359	94	–	1,078	5,946	451,893
Net realized gain (loss) on investments	28,624	114,747	(96,034)	(1,048)	–	(2,693)	177,420	(122,466)
Net change in unrealized appreciation (depreciation) on investments	(567,082)	(742,696)	(380,014)	(31,002)	19	(9,060)	(633,175)	(861,182)
Mortality and expense risk charge (Note 3)	(8,604)	(16,680)	(15,856)	(1,426)	(1,772)	(1,133)	(15,611)	(16,846)
Net increase (decrease) in net assets resulting from operations	(407,964)	(489,298)	(314,780)	(29,684)	1,943	(8,989)	(438,619)	(522,925)
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(8,247)	(68,933)	(26,291)	(489)	(256)	(334)	(10,547)	(50,818)
Transfer between funds	–	(4,069)	59,400	–	–	–	29,550	566
Payments to contract owners	(28,969)	(198,757)	(235,865)	(19,532)	(9,491)	(43,868)	(105,337)	(173,629)
Net increase (decrease) in net assets resulting from contract owners; transactions	(37,216)	(271,759)	(202,756)	(20,021)	(9,747)	(44,202)	(86,334)	(223,881)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(445,180)	(761,057)	(517,536)	(49,705)	(7,804)	(53,191)	(524,953)	(746,806)
Net Assets:
Beginning of period	1,404,838	2,608,197	2,297,141	213,626	227,506	167,817	2,289,561	2,586,075
End of period	$959,658	$1,847,140	$1,779,605	$163,921	$219,702	$114,626	$1,764,608	$1,839,269
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2022
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$6,256	$15,588	$–	$–	$6,112	$1,756	$–	$492
Capital gain distribution	159,230	–	26,830	146,944	41,204	5,803	21,811	1,748
Net realized gain (loss) on investments	(8,832)	12,030	(15,953)	(3,231)	46,099	893	12,655	(8)
Net change in unrealized appreciation (depreciation) on investments	(565,701)	(104,394)	(113,198)	(528,772)	(192,004)	(91,197)	(196,693)	(5,086)
Mortality and expense risk charge (Note 3)	(18,636)	(3,861)	(1,768)	(12,664)	(4,193)	(2,175)	(2,669)	(110)
Net increase (decrease) in net assets resulting from operations	(427,683)	(80,637)	(104,089)	(397,723)	(102,782)	(84,920)	(164,896)	(2,964)
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(3,769)	(546)	(7,969)	(3,175)	(41,270)	(1,913)	–	–
Transfer between funds	58,461	(59,830)	(54,638)	411	–	3,096	(32,947)	–
Payments to contract owners	(93,150)	(60,910)	(27,900)	(142,592)	(49,856)	(15,030)	(19,686)	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(38,458)	(121,286)	(90,507)	(145,356)	(91,126)	(13,847)	(52,633)	–
TOTAL INCREASE (DECREASE) IN NET ASSETS	(466,141)	(201,923)	(194,596)	(543,079)	(193,908)	(98,767)	(217,529)	(2,964)
Net Assets:
Beginning of period	2,686,193	639,214	367,769	1,986,101	672,639	344,679	509,596	16,034
End of period	$2,220,052	$437,291	$173,173	$1,443,022	$478,731	$245,912	$292,067	$13,070
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	ARIEL APPRECIATION FUND INVESTOR CLASS	ARIEL FUND INVESTOR CLASS	BLACKROCK CORE BOND II PORTFOLIO SC	BLACKROCK LIQUIDITY FUNDS TEMPFUND ADMIN CLASS	BLACKROCK LOW DURATION BOND PORTFOLIO SC	BLACKROCK ISHARES S&P 500 INDEX FUND SC	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$–	$10,259	$1,126	$3,885	$66	$1,676	$25,194	$15,567
Capital gain distribution	94,724	280,921	138,280	1,346	–	108	13,309	423,888
Net realized gain (loss) on investments	93,718	65,951	120,077	3,558	9	49	269,340	(47,075)
Net change in unrealized appreciation (depreciation) on investments	140,497	148,362	376,032	(14,458)	(54)	(2,674)	219,055	56,541
Mortality and expense risk charge (Note 3)	(10,378)	(18,240)	(20,549)	(2,344)	(1,861)	(1,377)	(16,994)	(21,876)
Net increase (decrease) in net assets resulting from operations	318,561	487,253	614,966	(8,013)	(1,840)	(2,218)	509,904	427,045
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	(1,276)	61,877	62,649	111	1	9	(101,929)	57,138
Transfer between funds	–	(61,755)	(3,343)	462	–	460	64,309	(62,234)
Payments to contract owners	(112,122)	(218,661)	(207,814)	(104,919)	(12,033)	(7,145)	(163,731)	(397,826)
Net increase (decrease) in net assets resulting from contract owners; transactions	(113,398)	(218,539)	(148,508)	(104,346)	(12,032)	(6,676)	(201,351)	(402,922)
TOTAL INCREASE (DECREASE) IN NET ASSETS	205,163	268,714	466,458	(112,359)	(13,872)	(8,894)	308,553	24,123
Net Assets:
Beginning of period	1,199,675	2,028,427	2,141,739	325,985	241,378	176,711	1,981,008	2,561,952
End of period	$1,404,838	$2,297,141	$2,608,197	$213,626	$227,506	$167,817	$2,289,561	$2,586,075
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP MID CAP PORTFOLIO SC2	GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$9,279	$18,497	$–	$–	$6,644	$930	$–	$180
Capital gain distribution	419,035	15,617	82,888	201,172	36,716	33,698	132,311	874
Net realized gain (loss) on investments	67,343	10,351	79,763	4,740	43,103	35,223	70,798	1,336
Net change in unrealized appreciation (depreciation) on investments	66,814	24,929	(140,459)	108,556	316	(20,312)	(177,729)	(124)
Mortality and expense risk charge (Note 3)	(20,504)	(5,036)	(3,038)	(15,542)	(5,248)	(3,030)	(4,402)	(147)
Net increase (decrease) in net assets resulting from operations	541,967	64,358	19,154	298,926	81,531	46,509	20,978	2,119
CONTRACT OWNERS' TRANSACTIONS
Net transfer from (to) fixed accumulation account	63,790	(358)	(64,045)	(68,680)	94	52,915	(98,414)	–
Transfer between funds	(63,895)	58,853	64,737	1,328	–	(61,875)	62,953	–
Payments to contract owners	(155,097)	(69,066)	(57,818)	(80,953)	(75,159)	(32,774)	(27,966)	(8,836)
Net increase (decrease) in net assets resulting from contract owners; transactions	(155,202)	(10,571)	(57,126)	(148,305)	(75,065)	(41,734)	(63,427)	(8,836)
TOTAL INCREASE (DECREASE) IN NET ASSETS	386,765	53,787	(37,972)	150,621	6,466	4,775	(42,449)	(6,717)
Net Assets:
Beginning of period	2,299,428	585,427	405,741	1,835,480	666,173	339,904	552,045	22,751
End of period	$2,686,193	$639,214	$367,769	$1,986,101	$672,639	$344,679	$509,596	$16,034
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2022 and December 31, 2021
1. Nature of Separate Account
Horace Mann Life Insurance Company - Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable group annuity contracts. All assets are invested in shares of:
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
ARIEL FUND INVESTOR CLASS
ARIEL APPRECIATION FUND INVESTOR CLASS
BLACKROCK CORE BOND II PORTFOLIO SC
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS
BLACKROCK LOW DURATION BOND PORTFOLIO SC
BLACKROCK ISHARES S&P 500 INDEX FUND SC
DAVIS VALUE PORTFOLIO
FIDELITY VIP MID CAP PORTFOLIO SC2
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. Significant Accounting Policies
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2022, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. Expenses and Related Party Transactions
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges and expenses.
For assuming mortality and expense risks, HMLIC applies a charge through a reduction of unit values. The mortality and expense risk fee is assessed at an annual rate of 0.80% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.35% for expense risk). However, HMLIC reserves the right to change the fee (subject to the 0.80% ceiling) in the future. The fee is computed on a daily basis.
There are no annual maintenance charges and no sales expense charges on purchase payments, surrenders or withdrawals.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2022
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2022 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	$139,207	$17,305
ARIEL FUND INVESTOR CLASS	199,802	218,162
ARIEL APPRECIATION FUND INVESTOR CLASS	282,792	420,313
BLACKROCK CORE BOND II PORTFOLIO SC	4,000	22,703
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	3,439	11,262
BLACKROCK LOW DURATION BOND PORTFOLIO SC	3,840	47,971
BLACKROCK ISHARES S&P 500 INDEX FUND SC	172,702	64,481
DAVIS VALUE PORTFOLIO	479,548	365,173
FIDELITY VIP MID CAP PORTFOLIO SC2	266,658	167,098
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	15,690	113,219
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	27,702	109,102
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	146,577	160,884
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	49,058	50,962
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	10,294	17,864
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	41,644	62,481
WILSHIRE VIT GLOBAL ALLOCATION FUND	2,240	118
	1,845,195	1,849,098

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2021	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021	Consideration Received 2022	Net Transfers 2022	Payments to Contract Owners 2022	Units Outstanding at 12/31/2022
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	10,537	–	–	(869)	9,668	–	(77)	(256)	9,335
ARIEL FUND INVESTOR CLASS	14,623	–	337	(1,191)	13,770	–	(449)	(1,212)	12,109
ARIEL APPRECIATION FUND INVESTOR CLASS	15,015	–	5	(1,402)	13,618	–	127	(1,602)	12,143
BLACKROCK CORE BOND II PORTFOLIO SC	18,278	–	26	(6,027)	12,277	–	(46)	(1,189)	11,043
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	217,402	–	–	(10,865)	206,537	–	–	(8,619)	197,918
BLACKROCK LOW DURATION BOND PORTFOLIO SC	12,912	–	34	(523)	12,423	–	(22)	(3,401)	9,001
BLACKROCK ISHARES S&P 500 INDEX FUND SC	23,190	–	(452)	(1,698)	21,040	–	112	(1,147)	20,004
DAVIS VALUE PORTFOLIO	78,335	–	32	(10,734)	67,634	–	(1,387)	(5,532)	60,715
FIDELITY VIP MID CAP PORTFOLIO SC2	22,160	–	(5)	(1,331)	20,824	–	429	(850)	20,402
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	34,620	–	3,192	(3,843)	33,970	–	(3,185)	(3,685)	27,100
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	6,523	–	(33)	(892)	5,598	–	(1,053)	(606)	3,939
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	17,050	–	(580)	(676)	15,794	–	(21)	(1,397)	14,376
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	24,351	–	–	(2,665)	21,687	–	(1,478)	(1,727)	18,482
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,205	–	(194)	(615)	6,396	–	25	(370)	6,050
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,433	–	(299)	(213)	3,921	–	(223)	(192)	3,505
WILSHIRE VIT GLOBAL ALLOCATION FUND	805	–	–	(294)	512	–	–	–	512

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,335	102.80	959,658	0.80%	-%	(29.26)%
ARIEL FUND INVESTOR CLASS	12,109	152.55	1,847,140	0.80%	0.36%	(19.46)%
ARIEL APPRECIATION FUND INVESTOR CLASS	12,143	146.55	1,779,605	0.80%	0.58%	(13.13)%
BLACKROCK CORE BOND II PORTFOLIO SC	11,043	14.85	163,921	0.80%	1.96%	(14.66)%
BLACKROCK LIQUIDITY TEMPFUND ADMINISTRATION CLASS	197,918	1.11	219,702	0.80%	1.65%	0.91%
BLACKROCK LOW DURATION BOND PORTFOLIO SC	9,001	12.74	114,626	0.80%	2.00%	(5.70)%
BLACKROCK ISHARES S&P 500 INDEX FUND SC	20,004	88.21	1,764,608	0.80%	1.32%	(18.94)%
DAVIS VALUE PORTFOLIO	60,715	30.29	1,839,269	0.80%	1.16%	(20.79)%
FIDELITY VIP MID CAP PORTFOLIO SC2	20,402	108.82	2,220,052	0.80%	0.26%	(15.64)%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	27,100	16.14	437,291	0.80%	2.90%	(14.24)%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO VC SHARES	3,939	43.97	173,173	0.80%	-%	(33.06)%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	14,376	100.37	1,443,022	0.80%	-%	(20.18)%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS IA SHARES	18,482	25.90	478,731	0.80%	1.06%	(16.51)%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,050	40.65	245,912	0.80%	0.59%	(24.57)%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,505	83.33	292,067	0.80%	-%	(35.88)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	25.55	13,070	0.80%	3.38%	(18.47)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	9,668	145.32	1,404,838	0.80%	-%	27.64%
ARIEL APPRECIATION FUND INVESTOR CLASS	13,618	168.70	2,297,141	0.80%	0.47%	24.87%
ARIEL FUND INVESTOR CLASS	13,770	189.42	2,608,197	0.80%	0.05%	29.33%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	12,277	17.40	213,626	0.80%	1.44%	(2.47)%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	206,537	1.10	227,506	0.80%	0.03%	(0.90)%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	12,423	13.51	167,817	0.80%	0.97%	(1.31)%
BLACKROCK FUNDS III S&P 500 STOCK FUND	21,040	108.82	2,289,561	0.80%	1.18%	27.38%
DAVIS VALUE PORTFOLIO	67,634	38.24	2,586,075	0.80%	0.60%	16.94%
FIDELITY VIP MID CAP PORTFOLIO SC2	20,824	129.00	2,686,193	0.80%	0.37%	24.31%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	33,970	18.82	639,214	0.80%	3.02%	11.30%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	5,598	65.69	367,769	0.80%	-%	5.61%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	15,794	125.75	1,986,101	0.80%	-%	16.81%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	21,687	31.02	672,639	0.80%	0.99%	13.38%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	6,396	53.89	344,679	0.80%	0.27%	14.25%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	3,921	129.96	509,596	0.80%	-%	4.34%
WILSHIRE VIT GLOBAL ALLOCATION FUND	512	31.34	16,034	0.80%	0.93%	10.94%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	10,537	113.85	1,199,675	0.80%	-%	34.07%
ARIEL APPRECIATION FUND INVESTOR CLASS	15,015	135.10	2,028,427	0.80%	0.54%	6.50%
ARIEL FUND INVESTOR CLASS	14,623	146.46	2,141,739	0.80%	0.31%	9.13%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	18,278	17.84	325,985	0.80%	1.71%	7.21%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	217,402	1.11	241,378	0.80%	0.49%	0.00%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	12,912	13.69	176,711	0.80%	1.82%	2.39%
BLACKROCK FUNDS III S&P 500 STOCK FUND	23,190	85.43	1,981,008	0.80%	1.50%	17.27%
DAVIS VALUE PORTFOLIO	78,335	32.70	2,561,952	0.80%	0.65%	10.81%
FIDELITY VIP MID CAP PORTFOLIO SC2	22,160	103.77	2,299,428	0.80%	0.36%	16.92%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	34,620	16.91	585,427	0.80%	1.45%	5.95%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	6,523	62.20	405,741	0.80%	-%	38.25%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	17,050	107.65	1,835,480	0.80%	-%	23.45%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	24,351	27.36	666,173	0.80%	1.33%	14.72%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,205	47.17	339,904	0.80%	0.79%	12.31%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,433	124.55	552,045	0.80%	-%	44.21%
WILSHIRE VIT GLOBAL ALLOCATION FUND	805	28.25	22,751	0.80%	1.76%	11.05%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,034	84.92	937,012	0.80%	-%	33.31%
ARIEL APPRECIATION FUND INVESTOR CLASS	17,264	126.86	2,190,104	0.80%	0.99%	23.61%
ARIEL FUND INVESTOR CLASS	15,331	134.21	2,057,625	0.80%	0.89%	23.68%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,005	16.64	316,305	0.80%	2.68%	8.69%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	253,988	13.37	282,897	0.80%	2.16%	0.91%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,000	13.37	187,141	0.80%	2.41%	3.72%
BLACKROCK FUNDS III S&P 500 STOCK FUND	24,599	72.85	1,791,955	0.80%	2.04%	30.16%
DAVIS VALUE PORTFOLIO	83,017	29.51	2,449,891	0.80%	1.63%	30.11%
FIDELITY VIP MID CAP PORTFOLIO SC2	25,116	88.75	2,228,950	0.80%	0.67%	22.19%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES	35,124	15.96	560,579	0.80%	2.38%	17.53%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,085	44.99	543,670	0.80%	-%	35.31%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	18,091	87.20	1,577,534	0.80%	-%	27.97%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	26,783	23.85	638,856	0.80%	1.62%	23.32%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	7,454	42.00	313,062	0.80%	0.94%	23.53%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,453	86.37	384,556	0.80%	0.63%	44.17%
WILSHIRE VIT GLOBAL ALLOCATION FUND	829	25.44	21,099	0.80%	1.24%	17.45%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY GROUP ANNUITY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2022 and December 31, 2021
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value	Net Assets	Expense Ratio*	Investment Income Ratio**	Total Return***
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B	11,345	63.70	722,650	0.80%	-%	1.51%
ARIEL APPRECIATION FUND INVESTOR CLASS	18,903	102.63	1,939,981	0.80%	0.95%	(14.68)%
ARIEL FUND INVESTOR CLASS	16,612	108.51	1,802,595	0.80%	0.92%	(14.37)%
BLACKROCK FUNDS II CORE BOND PORTFOLIO	19,844	15.31	303,899	0.80%	2.52%	(1.67)%
BLACKROCK LIQUIDITY FUNDS TEMPFUND	329,392	1.10	361,837	0.80%	1.87%	0.92%
BLACKROCK FUNDS II LOW DURATION BOND PORTFOLIO	14,360	12.89	185,002	0.80%	2.23%	-%
BLACKROCK FUNDS III S&P 500 STOCK FUND	25,367	55.97	1,419,879	0.80%	1.76%	(5.33)%
DAVIS VALUE PORTFOLIO	90,284	22.68	2,047,389	0.80%	0.92%	(14.29)%
FIDELITY VIP MID CAP PORTFOLIO SC2	29,958	72.63	2,175,706	0.80%	0.43%	(15.46)%
GOLDMAN SACHS VIT INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL SHARES	39,843	13.58	541,123	0.80%	1.95%	(16.94)%
LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	12,839	33.25	426,910	0.80%	-%	(3.68)%
NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS	19,582	68.14	1,334,401	0.80%	-%	(7.73)%
PUTNAM VT GEORGE PUTNAM BALANCED FUND CLASS A	28,022	19.34	541,818	0.80%	0.99%	(3.59)%
TEMPLETON GLOBAL SMALLER COMPANIES FUND CLASS A	8,140	34.00	276,797	0.80%	0.71%	(17.27)%
T. ROWE PRICE SCIENCE & TECHNOLOGY FUND ADVISOR CLASS	4,154	59.91	248,855	0.80%	-%	(7.97)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	1,508	21.66	32,652	0.80%	2.09%	(8.03)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

IA-006276